CASH GENERATED FROM OPERATIONS (Details) - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from (used in) operating activities [abstract]
Profit for the year	[1]	R 2,242.7	R 1,328.7	R 1,281.4
Adjusted for:
Income tax		824.4	488.2	405.0
Depreciation		459.2	270.4	217.5
Movement in gold in process and finished inventories - Gold Bullion		(18.1)	(34.9)	(10.8)
Change in estimate of environmental rehabilitation recognised in profit or loss (a)		(98.0)	(11.6)	(7.1)
Environmental rehabilitation payments to reduce the restoration liabilities		0.0	(1.3)	(1.3)
Share based payment expense		30.1	26.4	22.0
Loss/(gain) on disposal of property, plant and equipment		3.7	(0.6)	(10.3)
Insurance claim receivable		0.0	(1.2)	31.7
Finance income		(223.8)	(280.8)	(334.3)
Finance expense		73.4	76.4	70.7
Other non-cash items		4.3	2.4	0.0
Operating cash flows before other changes		3,297.9	1,862.1	1,664.5
Changes in:		79.0	(123.8)	44.2
Trade and other receivables		110.4	(296.2)	19.9
Consumable stores and stock piles		(48.3)	(12.9)	(13.6)
Payment made under protest		(6.6)	(12.8)	(12.6)
Trade and other payables		23.5	198.1	50.5
Cash generated from operations		R 3,376.9	R 1,738.3	R 1,708.7

[1]
[1]Included in profit for the year and total comprehensive income for the year is a loss from subsidiary held for sale of R2.1 million. Of this loss, R1 million is attributable to non-controlling interest ("NCI").